Related Party (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Feb. 05, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Income Tax Expense (Benefit)		$ (11,383)	$ (13,453)	$ (20,255)	$ (27,346)
Management fees received		$ 6,200	7,100	$ 11,600	7,100
Tristar
Related Party Transaction [Line Items]
Percent of ownership		50.00%		50.00%
Antwerp Container Company
Related Party Transaction [Line Items]
Percent of ownership		50.00%		50.00%
Business combination, consideration transferred				$ 1,900
Direct Financing Lease Receivable | Tristar
Related Party Transaction [Line Items]
Revenue from related party		$ 400	$ 500	800	$ 1,000
Loans and leases receivable, related parties		1,600		1,600		$ 2,200
Tax Credit Agreement
Related Party Transaction [Line Items]
Tax Credit Transfer Agreement, Value Of Tax Credits	$ 22,500
Tax Credit Transfer Agreement, Tax Credits Purchased, Amount	20,700
Income Tax Expense (Benefit)	$ 1,800
Tax Credit Transfer Agreement, Tax Credits Purchased, Cash Payment		$ 8,300		$ 20,700